PLANT AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
PLANT AND EQUIPMENT, NET

6.	PLANT AND EQUIPMENT, NET

	As of March 31,
	2025	2026
	US$	US$

Computers	224,302	266,920
Renovation	170,009	167,559
Office equipment	47,270	52,392
Furniture and fittings	45,398	39,282
Subtotal	486,979	526,153
Less: Accumulated depreciation	(378,233)	(325,007)
Plant and equipment, net	108,746	201,146

Depreciation expenses were US$92,711, US$57,892 and US$21,290 for the years ended March 31, 2026, 2025 and 2024 respectively. Depreciation expense is included within depreciation and amortization in the consolidated statements of operations and comprehensive income (loss).